JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.2%
Aerospace & Defense — 1.1%
AAR Corp.*	7,895	282,325
Aerojet Rocketdyne Holdings, Inc.	17,709	835,511
AeroVironment, Inc.*	5,337	539,571
Kaman Corp.	6,612	293,242
Kratos Defense & Security Solutions, Inc.*	29,430	800,496
Maxar Technologies, Inc.	17,081	619,528
National Presto Industries, Inc.	1,240	119,635
PAE, Inc.*	14,826	132,248
Parsons Corp.*	5,599	216,233
Virgin Galactic Holdings, Inc.*(a)	31,470	943,785

		4,782,574

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	14,461	349,956
Atlas Air Worldwide Holdings, Inc.*	6,554	438,922
Forward Air Corp.	6,491	574,064
Hub Group, Inc., Class A*	8,025	531,897

		1,894,839

Airlines — 0.4%
Hawaiian Holdings, Inc.*	12,152	239,759
SkyWest, Inc.*	11,968	484,584
Spirit Airlines, Inc.*	25,770	695,275
Sun Country Airlines Holdings, Inc.*	5,299	172,164

		1,591,782

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	27,098	262,580
Dorman Products, Inc.*	6,784	686,201
Gentherm, Inc.*	7,875	653,074
Goodyear Tire & Rubber Co. (The)*	66,332	1,042,076
LCI Industries	6,007	875,941
Patrick Industries, Inc.	5,312	438,930
Veoneer, Inc. (Sweden)*(a)	22,323	699,156

		4,657,958

Automobiles — 0.4%
Canoo, Inc.*	33,872	275,379
Fisker, Inc.*(a)	38,726	624,263
Lordstown Motors Corp.*(a)	25,188	157,173
Winnebago Industries, Inc.	7,987	574,026
Workhorse Group, Inc.*(a)	25,786	297,571

		1,928,412

Banks — 6.7%
1st Source Corp.	4,148	189,937
Ameris Bancorp	16,574	805,662
Atlantic Union Bankshares Corp.	18,785	666,304
BancFirst Corp.	4,443	246,498
BancorpSouth Bank	22,935	591,723
Banner Corp.	8,271	438,694
Berkshire Hills Bancorp, Inc.	12,174	329,185
Brookline Bancorp, Inc.	18,589	267,124
Cadence BanCorp	29,646	563,274
Cathay General Bancorp	17,803	674,200
Central Pacific Financial Corp.	6,724	172,134
CIT Group, Inc.	23,546	1,135,859
City Holding Co.	3,728	282,060
Columbia Banking System, Inc.	17,051	595,762
Community Bank System, Inc.	12,808	917,565
Community Trust Bancorp, Inc.	3,599	143,096
CVB Financial Corp.	30,371	578,871
Dime Community Bancshares, Inc.	8,406	277,566
Eagle Bancorp, Inc.	7,601	418,283
Eastern Bankshares, Inc.	44,397	810,245
FB Financial Corp.	7,993	302,215
First BanCorp (Puerto Rico)	51,258	621,760
First Busey Corp.	11,741	277,088
First Commonwealth Financial Corp.	22,871	301,211
First Financial Bancorp	23,126	520,335
First Interstate BancSystem, Inc., Class A	8,206	343,996
First Merchants Corp.	12,929	526,598
First Midwest Bancorp, Inc.	27,177	487,555
Fulton Financial Corp.	38,652	592,149
Great Western Bancorp, Inc.	13,099	403,449
Heartland Financial USA, Inc.	9,324	425,361
Hilltop Holdings, Inc.	15,471	490,121
Hope Bancorp, Inc.	29,371	389,166
Independent Bank Corp.	7,848	554,697
Independent Bank Group, Inc.	8,729	608,411
International Bancshares Corp.	13,256	518,044
Live Oak Bancshares, Inc.	7,393	444,985
National Bank Holdings Corp., Class A	7,315	259,390
NBT Bancorp, Inc.	10,325	359,826
OFG Bancorp (Puerto Rico)	12,274	283,529
Old National Bancorp	39,397	633,898
Origin Bancorp, Inc.	5,189	211,089
Pacific Premier Bancorp, Inc.	22,504	854,702
Park National Corp.	3,382	385,244
Renasant Corp.	13,384	470,849
S&T Bancorp, Inc.	9,355	275,505
Sandy Spring Bancorp, Inc.	11,235	467,264
Seacoast Banking Corp. of Florida	13,141	399,355
ServisFirst Bancshares, Inc.	11,199	796,025
Silvergate Capital Corp., Class A*	4,942	508,038
Simmons First National Corp., Class A	25,758	701,133
South State Corp.	16,892	1,162,845
Tompkins Financial Corp.	2,872	220,426
Towne Bank	15,367	458,090
Triumph Bancorp, Inc.*	5,381	412,507
Trustmark Corp.	15,075	452,552
United Community Banks, Inc.	20,633	594,437
Washington Trust Bancorp, Inc.	4,111	200,411
WesBanco, Inc.	16,001	516,512
Westamerica BanCorp	6,386	354,742

		28,889,552

Beverages — 0.2%
Coca-Cola Consolidated, Inc.	1,102	439,863
Duckhorn Portfolio, Inc. (The)*	4,645	102,051
MGP Ingredients, Inc.	3,133	186,883

		728,797

Biotechnology — 7.6%
4D Molecular Therapeutics, Inc.*	2,099	52,202
Akero Therapeutics, Inc.*(a)	4,223	90,541
Alector, Inc.*	12,515	300,798
Alkermes plc*	38,139	986,656
Allakos, Inc.*	7,643	608,077
Allogene Therapeutics, Inc.*	15,810	347,030

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Allovir, Inc.*	4,023	77,000
ALX Oncology Holdings, Inc.*	2,770	162,211
Amicus Therapeutics, Inc.*	63,250	587,593
AnaptysBio, Inc.*	5,074	116,601
Annexon, Inc.*	3,729	78,533
Apellis Pharmaceuticals, Inc.*	13,965	893,620
Applied Molecular Transport, Inc.*(a)	4,188	117,390
Arcus Biosciences, Inc.*	10,633	333,983
Arcutis Biotherapeutics, Inc.*	6,567	153,208
Arena Pharmaceuticals, Inc.*	14,418	891,897
Atara Biotherapeutics, Inc.*	19,986	254,822
Avidity Biosciences, Inc.*	3,936	76,004
Beam Therapeutics, Inc.*(a)	6,989	642,988
BioAtla, Inc.*	2,602	106,656
BioCryst Pharmaceuticals, Inc.*	42,243	680,957
Biohaven Pharmaceutical Holding Co. Ltd.*	13,146	1,656,527
Bioxcel Therapeutics, Inc.*	3,568	91,305
Black Diamond Therapeutics, Inc.*	3,781	36,146
Brooklyn ImmunoTherapeutics, Inc.*	4,868	55,933
C4 Therapeutics, Inc.*	3,386	146,072
CareDx, Inc.*	12,370	1,039,575
CEL-SCI Corp.*	9,728	78,116
Cerevel Therapeutics Holdings, Inc.*	12,100	298,144
Coherus Biosciences, Inc.*	15,850	206,843
Cortexyme, Inc.*	3,166	178,911
Cullinan Oncology, Inc.*	3,106	71,221
Deciphera Pharmaceuticals, Inc.*	9,643	294,015
DermTech, Inc.*	5,781	194,588
Design Therapeutics, Inc.*	2,909	45,031
Dicerna Pharmaceuticals, Inc.*	15,906	596,634
Dynavax Technologies Corp.*(a)	24,242	226,420
Dyne Therapeutics, Inc.*	4,378	79,110
Eagle Pharmaceuticals, Inc.*	2,770	128,805
Editas Medicine, Inc.*	16,127	675,076
Emergent BioSolutions, Inc.*	10,830	713,697
Enanta Pharmaceuticals, Inc.*	4,272	180,492
Epizyme, Inc.*	22,061	146,264
Esperion Therapeutics, Inc.*	6,700	103,113
Forma Therapeutics Holdings, Inc.*	4,841	110,810
G1 Therapeutics, Inc.*	7,702	133,322
Generation Bio Co.*	5,114	111,178
Gossamer Bio, Inc.*	11,371	89,376
Heron Therapeutics, Inc.*	21,787	269,287
IGM Biosciences, Inc.*	1,700	115,617
Immunovant, Inc.*	11,881	124,275
Inovio Pharmaceuticals, Inc.*	49,517	415,943
Insmed, Inc.*	26,976	663,610
Instil Bio, Inc.*	3,979	59,884
Intellia Therapeutics, Inc.*	15,807	2,242,223
Intercept Pharmaceuticals, Inc.*	6,309	109,020
Ironwood Pharmaceuticals, Inc.*	38,505	510,961
iTeos Therapeutics, Inc.*	2,670	64,160
Karuna Therapeutics, Inc.*	4,483	512,048
Karyopharm Therapeutics, Inc.*	15,527	129,340
Keros Therapeutics, Inc.*	2,213	81,438
Kinnate Biopharma, Inc.*	2,997	64,675
Kronos Bio, Inc.*	3,199	65,420
Kura Oncology, Inc.*	15,753	298,362
Kymera Therapeutics, Inc.*	3,310	199,196
MacroGenics, Inc.*	14,275	356,304
Madrigal Pharmaceuticals, Inc.*	2,366	206,599
MiMedx Group, Inc.*	23,415	287,068
Molecular Templates, Inc.*	9,600	67,200
Morphic Holding, Inc.*	3,527	203,226
Myovant Sciences Ltd.*(a)	9,569	196,356
Myriad Genetics, Inc.*	18,318	579,398
Nkarta, Inc.*	3,904	123,991
Nurix Therapeutics, Inc.*	3,164	97,261
Ocugen, Inc.*(a)	47,122	316,189
Olema Pharmaceuticals, Inc.*	2,766	64,946
OPKO Health, Inc.*	103,549	356,209
Organogenesis Holdings, Inc.*	11,890	182,393
ORIC Pharmaceuticals, Inc.*	3,404	56,677
Passage Bio, Inc.*	5,901	69,632
PMV Pharmaceuticals, Inc.*	2,891	98,323
Praxis Precision Medicines, Inc.*	3,736	58,282
Precigen, Inc.*(a)	22,081	121,225
Prelude Therapeutics, Inc.*	2,787	89,295
PTC Therapeutics, Inc.*	16,749	641,989
Radius Health, Inc.*	11,229	169,895
REGENXBIO, Inc.*	8,285	267,771
Replimune Group, Inc.*	6,202	202,991
REVOLUTION Medicines, Inc.*	11,351	325,093
Rocket Pharmaceuticals, Inc.*	10,552	377,973
Rubius Therapeutics, Inc.*	10,403	223,560
Sangamo Therapeutics, Inc.*	28,391	271,986
Seres Therapeutics, Inc.*	13,514	95,949
Shattuck Labs, Inc.*	2,987	65,833
Silverback Therapeutics, Inc.*(a)	2,905	87,963
Sorrento Therapeutics, Inc.*(a)	57,395	471,213
SpringWorks Therapeutics, Inc.*	6,535	560,050
Stoke Therapeutics, Inc.*	4,799	137,395
Taysha Gene Therapies, Inc.*	1,979	34,217
TG Therapeutics, Inc.*	27,579	964,989
Turning Point Therapeutics, Inc.*	10,286	656,453
uniQure NV (Netherlands)*	9,185	266,457
Vaxcyte, Inc.*	4,274	92,660
Veracyte, Inc.*	15,985	712,292
Vericel Corp.*	11,016	583,187
Vor BioPharma, Inc.*	2,469	30,912
Xencor, Inc.*	13,841	426,026
Y-mAbs Therapeutics, Inc.*	6,421	212,535
Zentalis Pharmaceuticals, Inc.*	4,224	224,759

		32,805,672

Building Products — 1.5%
AAON, Inc.	9,726	604,471
American Woodmark Corp.*	4,040	299,970
Apogee Enterprises, Inc.	6,129	243,137
Cornerstone Building Brands, Inc.*	10,159	170,874
Gibraltar Industries, Inc.*	7,756	579,218
Griffon Corp.	10,776	249,141
Masonite International Corp.*	5,825	659,157
Quanex Building Products Corp.	7,986	198,372
Resideo Technologies, Inc.*	34,200	1,008,900
Simpson Manufacturing Co., Inc.	10,326	1,161,469
UFP Industries, Inc.	14,698	1,091,474
View, Inc.*	14,446	87,976

		6,354,159

Capital Markets — 1.8%
AssetMark Financial Holdings, Inc.*	4,010	104,661
BGC Partners, Inc., Class A	80,465	430,488

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Blucora, Inc.*	11,507	194,008
Brightsphere Investment Group, Inc.	14,147	353,534
Cohen & Steers, Inc.	5,618	467,474
Cowen, Inc., Class A	6,387	255,352
Diamond Hill Investment Group, Inc.	694	119,542
Focus Financial Partners, Inc., Class A*	11,931	612,418
Freedom Holding Corp. (Kazakhstan)*	3,750	236,512
Hamilton Lane, Inc., Class A	7,679	714,147
Houlihan Lokey, Inc.	12,220	1,088,802
Moelis & Co., Class A	14,580	863,865
Piper Sandler Cos.	3,429	420,704
PJT Partners, Inc., Class A	5,849	457,216
StepStone Group, Inc., Class A	6,460	293,995
Virtu Financial, Inc., Class A	18,753	482,702
Virtus Investment Partners, Inc.	1,706	471,078
WisdomTree Investments, Inc.	26,669	164,814

		7,731,312

Chemicals — 2.2%
American Vanguard Corp.	6,447	106,440
Balchem Corp.	7,711	1,040,137
Chemours Co. (The)	39,349	1,308,354
Danimer Scientific, Inc.*	14,845	247,615
Ferro Corp.*	19,643	408,574
FutureFuel Corp.	6,135	52,148
GCP Applied Technologies, Inc.*	11,503	267,445
HB Fuller Co.	12,423	802,774
Innospec, Inc.	5,850	517,433
Koppers Holdings, Inc.*	5,050	155,085
Kraton Corp.*	7,643	291,886
Kronos Worldwide, Inc.	5,222	72,638
Livent Corp.*	37,935	740,112
Minerals Technologies, Inc.	8,017	643,124
PQ Group Holdings, Inc.	12,365	192,399
PureCycle Technologies, Inc.*	17,574	260,271
Quaker Chemical Corp.	3,146	791,974
Stepan Co.	5,084	599,658
Tredegar Corp.	6,163	80,550
Trinseo SA	9,212	500,764
Tronox Holdings plc, Class A	26,235	483,511

		9,562,892

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	15,949	741,469
ACCO Brands Corp.	22,698	202,920
Brady Corp., Class A	11,532	630,570
BrightView Holdings, Inc.*	7,249	116,201
Casella Waste Systems, Inc., Class A*	11,378	782,579
CoreCivic, Inc., REIT*	28,588	293,885
Covanta Holding Corp.	28,135	565,514
Deluxe Corp.	10,035	440,536
Harsco Corp.*	18,821	378,679
Herman Miller, Inc.	17,543	756,980
HNI Corp.	10,354	386,204
Interface, Inc.	14,031	202,327
Matthews International Corp., Class A	7,523	260,296
Pitney Bowes, Inc.	41,719	333,752
Steelcase, Inc., Class A	21,403	294,291
UniFirst Corp.	3,625	789,416
US Ecology, Inc.*	7,490	262,150
Viad Corp.*	4,867	223,152

		7,660,921

Communications Equipment — 0.5%
ADTRAN, Inc.	11,503	257,782
Calix, Inc.*	13,451	629,238
Cambium Networks Corp.*	1,314	57,882
EchoStar Corp., Class A*	10,249	228,553
Infinera Corp.*	48,730	482,914
NETGEAR, Inc.*	7,241	248,004
Plantronics, Inc.*	9,051	282,301

		2,186,674

Construction & Engineering — 0.9%
API Group Corp.*(b)	36,839	844,350
Arcosa, Inc.	11,451	627,057
Comfort Systems USA, Inc.	8,622	644,494
Dycom Industries, Inc.*	7,313	507,522
Fluor Corp.*	29,900	498,134
Granite Construction, Inc.	10,886	418,240
Primoris Services Corp.	12,004	358,920
Tutor Perini Corp.*	9,684	136,254

		4,034,971

Construction Materials — 0.2%
Summit Materials, Inc., Class A*	27,900	937,440

Consumer Finance — 0.9%
Encore Capital Group, Inc.*	7,374	349,085
Enova International, Inc.*	8,738	289,141
Navient Corp.	42,670	871,748
Nelnet, Inc., Class A	5,011	377,328
SoFi Technologies, Inc.*	110,428	1,705,008
World Acceptance Corp.*	930	176,300

		3,768,610

Containers & Packaging — 0.1%
Greif, Inc., Class A	6,308	382,391
Pactiv Evergreen, Inc.	9,683	140,113

		522,504

Distributors — 0.1%
Core-Mark Holding Co., Inc.	10,733	461,948

Diversified Consumer Services — 0.6%
2U, Inc.*	17,684	767,486
Adtalem Global Education, Inc.*	11,748	426,922
Houghton Mifflin Harcourt Co.*	30,289	342,872
Laureate Education, Inc., Class A*	25,855	382,913
OneSpaWorld Holdings Ltd. (Bahamas)*	13,064	129,072
Strategic Education, Inc.	5,860	464,639
Stride, Inc.*	9,874	302,737

		2,816,641

Diversified Financial Services — 0.2%
Cannae Holdings, Inc.*	20,481	680,993

Diversified Telecommunication Services — 0.9%
ATN International, Inc.	2,613	112,490
Bandwidth, Inc., Class A*	5,435	704,702
Cincinnati Bell, Inc.*	12,098	185,583
Cogent Communications Holdings, Inc.	10,059	780,679
Globalstar, Inc.*	157,613	217,506
Iridium Communications, Inc.*	27,923	1,179,188
Liberty Latin America Ltd., Class A (Chile)*	11,808	161,179
Liberty Latin America Ltd., Class C (Chile)*	36,437	503,924

		3,845,251

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Electric Utilities — 0.3%
MGE Energy, Inc.	8,594	671,363
Otter Tail Corp.	9,873	501,450

		1,172,813

Electrical Equipment — 0.9%
Atkore, Inc.*	11,169	838,904
AZZ, Inc.	5,944	314,973
Encore Wire Corp.	4,902	384,464
FTC Solar, Inc.*	4,647	47,121
FuelCell Energy, Inc.*	76,647	485,175
Romeo Power, Inc.*	21,210	149,530
Shoals Technologies Group, Inc., Class A*	22,055	641,580
TPI Composites, Inc.*	7,766	303,961
Vicor Corp.*	5,059	584,871

		3,750,579

Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.*	1,622	50,687
Advanced Energy Industries, Inc.	9,130	947,238
Aeva Technologies, Inc.*	21,608	189,286
Badger Meter, Inc.	6,935	700,643
Benchmark Electronics, Inc.	8,514	224,770
Fabrinet (Thailand)*	8,768	828,751
FARO Technologies, Inc.*	4,314	314,447
Insight Enterprises, Inc.*	8,400	843,192
Itron, Inc.*	10,726	1,057,798
Knowles Corp.*	22,059	442,062
Methode Electronics, Inc.	9,137	437,023
MicroVision, Inc.*	37,547	517,022
Novanta, Inc.*	8,415	1,181,550
OSI Systems, Inc.*	3,975	397,699
Ouster, Inc.*	16,503	151,663
Plexus Corp.*	6,801	614,266
Rogers Corp.*	4,450	848,170
Sanmina Corp.*	15,473	594,473
ScanSource, Inc.*	6,056	167,085
TTM Technologies, Inc.*	23,697	331,521
Velodyne Lidar, Inc.*(a)	13,529	108,367
Vishay Intertechnology, Inc.	31,551	698,224

		11,645,937

Energy Equipment & Services — 1.2%
Archrock, Inc.	30,765	264,887
Cactus, Inc., Class A	12,946	466,574
ChampionX Corp.*	44,509	1,034,389
Core Laboratories NV	11,005	367,127
Dril-Quip, Inc.*	8,425	240,787
Frank’s International NV*	29,232	80,388
Helix Energy Solutions Group, Inc.*	33,683	139,784
Helmerich & Payne, Inc.	25,645	735,242
Liberty Oilfield Services, Inc., Class A*	20,769	211,636
NexTier Oilfield Solutions, Inc.*	38,423	146,776
Oceaneering International, Inc.*	23,712	314,421
Patterson-UTI Energy, Inc.	44,643	358,037
ProPetro Holding Corp.*	19,450	146,847
RPC, Inc.*	13,846	58,153
Transocean Ltd.*	137,943	497,974

		5,063,022

Entertainment — 0.6%
Cinemark Holdings, Inc.*(a)	25,858	401,575
IMAX Corp.*	11,712	189,032
Liberty Media Corp.-Liberty Braves, Class C*	8,569	226,650
Madison Square Garden Entertainment Corp.*	5,970	417,661
Warner Music Group Corp., Class A	22,239	840,412
World Wrestling Entertainment, Inc., Class A	10,756	531,131

		2,606,461

Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	20,516	439,042
Agree Realty Corp.	16,200	1,217,430
Alexander & Baldwin, Inc.	17,213	344,604
Alexander’s, Inc.	511	142,487
American Assets Trust, Inc.	11,933	440,686
American Finance Trust, Inc.	25,873	219,144
Apartment Income REIT Corp.	37,279	1,962,367
Apartment Investment and Management Co., Class A	35,673	248,284
Brandywine Realty Trust	40,619	567,041
Broadstone Net Lease, Inc.	37,039	963,755
CareTrust REIT, Inc.	23,004	554,856
Centerspace	3,088	277,920
Columbia Property Trust, Inc.	27,309	455,241
Corporate Office Properties Trust	26,699	786,019
DiamondRock Hospitality Co.*	49,982	430,345
Diversified Healthcare Trust	56,642	220,904
Easterly Government Properties, Inc.	19,938	452,593
Empire State Realty Trust, Inc., Class A	33,515	383,076
Essential Properties Realty Trust, Inc.	27,931	832,344
Four Corners Property Trust, Inc.	18,107	519,852
Franklin Street Properties Corp.	22,960	119,851
GEO Group, Inc. (The)(a)	28,916	200,099
Getty Realty Corp.	8,864	280,014
Global Net Lease, Inc.	22,675	418,807
Independence Realty Trust, Inc.	24,280	468,118
Industrial Logistics Properties Trust	15,520	420,592
Innovative Industrial Properties, Inc.	5,685	1,222,218
iStar, Inc.	17,406	421,747
Kite Realty Group Trust	20,080	404,813
Lexington Realty Trust	65,997	867,860
LTC Properties, Inc.	9,356	354,125
Macerich Co. (The)	39,762	648,121
Mack-Cali Realty Corp.*	20,490	368,820
Monmouth Real Estate Investment Corp.	23,370	444,965
National Storage Affiliates Trust	18,472	1,000,628
Office Properties Income Trust	11,485	332,835
Physicians Realty Trust	51,225	970,714
PotlatchDeltic Corp.	15,938	827,820
QTS Realty Trust, Inc., Class A	16,346	1,270,248
Retail Opportunity Investments Corp.	28,235	498,912
Retail Properties of America, Inc., Class A	51,047	643,703
RPT Realty	19,290	245,755
Safehold, Inc.	3,420	308,894
Saul Centers, Inc.	3,076	140,266
Seritage Growth Properties, Class A*	9,449	149,956

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Service Properties Trust	39,180	436,073
Summit Hotel Properties, Inc.*	25,228	227,304
Tanger Factory Outlet Centers, Inc.	23,962	411,427
Terreno Realty Corp.	16,535	1,130,333
Universal Health Realty Income Trust	3,041	181,700
Urban Edge Properties	26,148	496,812
Urstadt Biddle Properties, Inc., Class A	7,156	136,465
Washington	20,110	488,472
Xenia Hotels & Resorts, Inc.*	27,056	478,350

		28,474,807

Food & Staples Retailing — 0.4%
Andersons, Inc. (The)	7,444	198,755
Grocery Outlet Holding Corp.*	20,705	685,750
Rite Aid Corp.*	13,097	199,074
SpartanNash Co.	8,612	167,503
United Natural Foods, Inc.*	13,380	443,146
Weis Markets, Inc.	3,903	205,493

		1,899,721

Food Products — 1.1%
AppHarvest, Inc.*(a)	14,540	173,317
B&G Foods, Inc.(a)	15,394	442,116
Calavo Growers, Inc.	3,956	222,881
Cal-Maine Foods, Inc.	8,898	310,451
Fresh Del Monte Produce, Inc.	7,227	223,025
Hostess Brands, Inc.*	31,209	502,153
J&J Snack Foods Corp.	3,571	587,001
Sanderson Farms, Inc.	4,726	883,006
Simply Good Foods Co. (The)*	20,030	750,724
Tattooed Chef, Inc.*	9,062	178,703
Tootsie Roll Industries, Inc.	4,186	143,957
Utz Brands, Inc.	12,918	292,463
Vital Farms, Inc.*	3,706	64,521

		4,774,318

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	4,170	519,540
Northwest Natural Holding Co.	7,284	380,880
South Jersey Industries, Inc.	26,721	672,568

		1,572,988

Health Care Equipment & Supplies — 2.8%
AtriCure, Inc.*	10,849	916,307
Atrion Corp.	333	209,437
Avanos Medical, Inc.*	11,428	433,578
Axogen, Inc.*	8,481	172,758
Axonics, Inc.*	8,204	557,462
BioLife Solutions, Inc.*	7,488	351,187
Butterfly Network, Inc.*(a)	30,570	328,322
Cardiovascular Systems, Inc.*	9,548	384,689
CONMED Corp.	6,916	953,993
CryoPort, Inc.*	10,861	670,341
Eargo, Inc.*	2,483	89,388
Establishment Labs Holdings, Inc. (Costa Rica)*	5,122	406,123
Glaukos Corp.*	10,999	560,949
Inogen, Inc.*	4,422	352,743
Integer Holdings Corp.*	7,835	766,968
Meridian Bioscience, Inc.*	10,303	211,212
Merit Medical Systems, Inc.*	11,714	821,034
Natus Medical, Inc.*	8,097	216,190
Neogen Corp.*	25,531	1,112,130
Orthofix Medical, Inc.*	4,646	184,632
Outset Medical, Inc.*	4,703	192,635
Pulmonx Corp.*	2,496	98,991
Shockwave Medical, Inc.*	7,564	1,376,648
Silk Road Medical, Inc.*	8,199	411,426
SmileDirectClub, Inc.*(a)	21,081	148,832
Treace Medical Concepts, Inc.*	2,756	83,397
Varex Imaging Corp.*	9,341	255,009

		12,266,381

Health Care Providers & Services — 2.8%
Accolade, Inc.*	3,908	182,933
AdaptHealth Corp.*	22,732	508,970
Addus HomeCare Corp.*	3,587	311,316
AMN Healthcare Services, Inc.*	11,232	1,129,490
Apria, Inc.*	1,763	55,587
Aveanna Healthcare Holdings, Inc.*	9,197	95,097
Brookdale Senior Living, Inc.*	44,014	330,985
Castle Biosciences, Inc.*	4,411	308,108
Clover Health Investments Corp.*	26,434	213,322
Community Health Systems, Inc.*	29,528	393,313
CorVel Corp.*	2,163	304,594
Covetrus, Inc.*	23,702	603,453
Ensign Group, Inc. (The)	12,284	1,045,000
Fulgent Genetics, Inc.*	4,207	388,096
Hanger, Inc.*	9,158	224,737
Hims & Hers Health, Inc.*	15,697	124,163
Magellan Health, Inc.*	5,535	522,061
MEDNAX, Inc.*	20,490	596,669
ModivCare, Inc.*	2,900	493,000
National HealthCare Corp.	2,927	227,282
National Research Corp.	3,205	169,160
Option Care Health, Inc.*	24,370	504,946
Owens & Minor, Inc.	17,863	826,164
Progyny, Inc.*	8,837	492,133
Select Medical Holdings Corp.	25,640	1,011,498
Surgery Partners, Inc.*	7,254	395,778
Tivity Health, Inc.*	9,013	226,046
Triple-S Management Corp. (Puerto Rico)*	5,628	136,929
US Physical Therapy, Inc.	3,062	361,806

		12,182,636

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	33,556	573,136
Evolent Health, Inc., Class A*	18,808	431,456
GoodRx Holdings, Inc., Class A*(a)	14,882	477,266
Health Catalyst, Inc.*	7,939	460,938
Inovalon Holdings, Inc., Class A*	18,493	700,515
NextGen Healthcare, Inc.*	13,228	214,558
Omnicell, Inc.*	10,270	1,504,555
Phreesia, Inc.*	8,762	598,883
Tabula Rasa HealthCare, Inc.*	5,373	230,824

		5,192,131

Hotels, Restaurants & Leisure — 1.6%
Bally’s Corp.*	7,068	348,099
BJ’s Restaurants, Inc.*	5,526	224,245
Bloomin’ Brands, Inc.*	19,233	483,325
Brinker International, Inc.*	10,877	591,056
Cheesecake Factory, Inc. (The)*	10,964	496,231
Dave & Buster’s Entertainment, Inc.*	11,361	378,094
Dine Brands Global, Inc.*	4,076	315,768
El Pollo Loco Holdings, Inc.*	4,509	83,913
Papa John’s International, Inc.	7,867	897,782
Red Rock Resorts, Inc., Class A*	15,518	611,409

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SeaWorld Entertainment, Inc.*	12,217	579,208
Shake Shack, Inc., Class A*	8,641	868,766
Wingstop, Inc.	7,072	1,211,504

		7,089,400

Household Durables — 2.7%
Cavco Industries, Inc.*	2,032	477,520
Century Communities, Inc.	6,973	484,275
GoPro, Inc., Class A*	29,733	304,466
Helen of Troy Ltd.*	5,813	1,298,566
Installed Building Products, Inc.	5,364	643,680
iRobot Corp.*	6,678	584,325
KB Home	21,121	896,375
La-Z-Boy, Inc.	11,003	369,481
LGI Homes, Inc.*	5,219	891,927
M/I Homes, Inc.*	6,937	448,893
MDC Holdings, Inc.	13,199	703,771
Meritage Homes Corp.*	8,998	977,003
Purple Innovation, Inc.*	14,497	381,851
Skyline Champion Corp.*	12,391	698,852
Sonos, Inc.*	23,400	781,092
Taylor Morrison Home Corp.*	30,653	822,114
Tri Pointe Homes, Inc.*	28,153	679,050
Tupperware Brands Corp.*	11,804	246,586
Vizio Holding Corp., Class A*	2,834	62,433
Vuzix Corp.*	13,343	197,476

		11,949,736

Household Products — 0.3%
Central Garden & Pet Co.*	2,320	112,033
Central Garden & Pet Co., Class A*	9,433	408,543
WD-40 Co.	3,257	791,418

		1,311,994

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	7,484	201,694
Clearway Energy, Inc., Class C	18,272	524,041
Sunnova Energy International, Inc.*	15,438	588,188

		1,313,923

Industrial Conglomerates — 0.1%
Raven Industries, Inc.*	8,538	497,339

Insurance — 1.7%
Ambac Financial Group, Inc.*	10,980	159,430
American Equity Investment Life Holding Co.	20,419	655,246
AMERISAFE, Inc.	4,593	262,720
Argo Group International Holdings Ltd.	8,273	431,271
BRP Group, Inc., Class A*	11,079	302,014
eHealth, Inc.*	6,210	322,982
Employers Holdings, Inc.	6,776	281,339
Genworth Financial, Inc., Class A*	120,478	402,397
GoHealth, Inc., Class A*	12,126	106,709
Goosehead Insurance, Inc., Class A	3,991	479,678
Horace Mann Educators Corp.	9,861	392,566
James River Group Holdings Ltd.	8,858	322,254
Kinsale Capital Group, Inc.	5,096	910,375
MetroMile, Inc.*	16,781	118,977
Palomar Holdings, Inc.*	5,167	420,749
ProAssurance Corp.	12,824	260,071
Root, Inc., Class A*	12,806	97,710
Safety Insurance Group, Inc.	3,386	259,435
SiriusPoint Ltd. (Bermuda)*	18,055	176,939
Trupanion, Inc.*	7,998	919,930
United Fire Group, Inc.	5,133	127,914

		7,410,706

Interactive Media & Services — 0.6%
Angi, Inc.*	19,601	225,608
Cars.com, Inc.*	16,315	197,085
Eventbrite, Inc., Class A*	17,803	316,359
fuboTV, Inc.*	22,703	591,186
MediaAlpha, Inc., Class A*	5,236	174,883
ZoomInfo Technologies, Inc., Class A*	24,531	1,318,541

		2,823,662

Internet & Direct Marketing Retail — 0.8%
Groupon, Inc.*	5,472	199,017
Overstock.com, Inc.*	10,220	711,721
Porch Group, Inc.*	17,837	330,519
Quotient Technology, Inc.*	18,866	204,885
RealReal, Inc. (The)*	14,457	238,685
Revolve Group, Inc.*	8,505	592,033
Shutterstock, Inc.	5,301	575,105
Stitch Fix, Inc., Class A*	15,228	821,094

		3,673,059

IT Services — 1.7%
Cass Information Systems, Inc.	2,843	125,348
Conduent, Inc.*	40,898	274,426
CSG Systems International, Inc.	7,815	354,488
EVERTEC, Inc. (Puerto Rico)	14,234	622,026
ExlService Holdings, Inc.*	7,954	900,552
Paya Holdings, Inc.*	13,554	155,735
Perficient, Inc.*	7,852	740,365
Repay Holdings Corp.*	17,980	447,882
Sabre Corp.*	75,939	895,321
Shift4 Payments, Inc., Class A*	9,236	823,759
Switch, Inc., Class A	21,478	443,735
Sykes Enterprises, Inc.*	9,460	507,624
TTEC Holdings, Inc.	4,338	453,321
Unisys Corp.*	15,933	356,102
Verra Mobility Corp.*	32,422	496,381

		7,597,065

Leisure Products — 0.6%
Acushnet Holdings Corp.	8,095	414,707
Callaway Golf Co.*	27,657	876,174
Latham Group, Inc.*	4,864	132,690
Smith & Wesson Brands, Inc.	12,662	296,924
Sturm Ruger & Co., Inc.	4,182	310,973
Vista Outdoor, Inc.*	13,731	554,595

		2,586,063

Life Sciences Tools & Services — 1.3%
Bionano Genomics, Inc.*	66,287	393,082
Medpace Holdings, Inc.*	6,586	1,158,741
NanoString Technologies, Inc.*	10,744	665,483
NeoGenomics, Inc.*	28,030	1,292,183
Pacific Biosciences of California, Inc.*	47,155	1,516,033
Personalis, Inc.*	6,578	138,072
Quanterix Corp.*	6,476	344,200
Seer, Inc.*	3,099	98,982

		5,606,776

Machinery — 4.8%
Alamo Group, Inc.	2,354	345,497
Albany International Corp., Class A	7,295	629,923

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Altra Industrial Motion Corp.	14,475	907,293
Astec Industries, Inc.	5,401	331,135
Chart Industries, Inc.*	8,462	1,315,418
Columbus McKinnon Corp.	6,735	312,504
Desktop Metal, Inc., Class A*	34,655	311,895
Enerpac Tool Group Corp.	14,294	366,927
EnPro Industries, Inc.	4,894	455,729
ESCO Technologies, Inc.	6,188	583,962
Evoqua Water Technologies Corp.*	28,501	940,818
Federal Signal Corp.	14,390	569,988
Franklin Electric Co., Inc.	9,167	749,494
Gorman-Rupp Co. (The)	4,472	159,606
Greenbrier Cos., Inc. (The)	7,800	333,840
Helios Technologies, Inc.	7,277	588,345
Hillenbrand, Inc.	17,886	810,236
Hydrofarm Holdings Group, Inc.*	3,408	168,151
Hyster-Yale Materials Handling, Inc.	2,315	165,847
John Bean Technologies Corp.	7,545	1,105,946
Kadant, Inc.	2,750	495,357
Lindsay Corp.	2,595	416,991
Meritor, Inc.*	17,255	419,814
Mueller Industries, Inc.	13,580	589,372
Mueller Water Products, Inc., Class A	37,687	558,521
Omega Flex, Inc.	699	109,617
Proto Labs, Inc.*	6,584	514,803
Rexnord Corp.	28,460	1,603,152
SPX Corp.*	10,754	716,862
SPX FLOW, Inc.	10,038	824,622
Standex International Corp.	2,915	268,180
Tennant Co.	4,427	350,264
Terex Corp.	16,590	794,993
TriMas Corp.*	10,264	335,838
Wabash National Corp.	12,331	180,526
Watts Water Technologies, Inc., Class A	6,552	987,779
Welbilt, Inc.*	30,697	721,072

		21,040,317

Marine — 0.2%
Matson, Inc.	10,327	693,148

Media — 1.3%
AMC Networks, Inc., Class A*	7,302	365,392
Cardlytics, Inc.*	7,812	983,999
Clear Channel Outdoor Holdings, Inc.*	111,928	297,728
EW Scripps Co. (The), Class A	13,717	261,720
Gray Television, Inc.	21,068	467,078
iHeartMedia, Inc., Class A*	26,587	687,274
Loral Space & Communications, Inc. (Canada)	3,052	108,010
Meredith Corp.*	9,647	420,995
Scholastic Corp.	7,147	240,211
Sinclair Broadcast Group, Inc., Class A	11,644	329,409
TechTarget, Inc.*	5,619	410,637
TEGNA, Inc.	52,480	929,946

		5,502,399

Metals & Mining — 1.3%
Allegheny Technologies, Inc.*	30,241	620,848
Arconic Corp.*	23,275	836,503
Carpenter Technology Corp.	11,419	435,635
Century Aluminum Co.*	11,992	174,603
Coeur Mining, Inc.*	61,122	460,860
Commercial Metals Co.	28,650	939,720
Hecla Mining Co.	127,314	851,731
Kaiser Aluminum Corp.	3,766	458,247
Materion Corp.	4,847	345,882
Schnitzer Steel Industries, Inc., Class A	6,479	339,629
Warrior Met Coal, Inc.	12,221	228,166

		5,691,824

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	30,593	465,625
Arbor Realty Trust, Inc.	29,419	537,779
ARMOUR Residential REIT, Inc.	16,939	176,166
Brightspire Capital, Inc.	19,126	181,888
Broadmark Realty Capital, Inc.	29,621	307,170
Capstead Mortgage Corp.	23,026	146,676
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,699	1,062,103
Invesco Mortgage Capital, Inc.	67,527	232,293
KKR Real Estate Finance Trust, Inc.	6,478	138,046
Ladder Capital Corp.	30,035	343,000
MFA Financial, Inc.	104,899	489,878
New York Mortgage Trust, Inc.	90,161	394,004
PennyMac Mortgage Investment Trust	23,278	459,042
Redwood Trust, Inc.	26,865	318,888
TPG RE Finance Trust, Inc.	14,262	187,688

		5,440,246

Multiline Retail — 0.5%
Big Lots, Inc.	7,589	437,202
Dillard’s, Inc., Class A	1,698	311,193
Franchise Group, Inc.	6,397	217,242
Macy’s, Inc.*	74,104	1,259,768

		2,225,405

Multi-Utilities — 0.2%
NorthWestern Corp.	12,044	746,608

Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	68,087	646,826
Antero Resources Corp.*	66,025	897,940
Arch Resources, Inc.*	3,638	239,089
Bonanza Creek Energy, Inc.	4,529	174,231
California Resources Corp.*	18,218	512,108
Callon Petroleum Co.*	10,995	432,763
Centennial Resource Development, Inc., Class A*	43,808	228,240
Clean Energy Fuels Corp.*	27,567	207,028
Comstock Resources, Inc.*	13,261	80,627
CVR Energy, Inc.	6,930	94,664
Delek US Holdings, Inc.	17,213	299,162
Denbury, Inc.*	11,890	781,292
EQT Corp.*	66,345	1,220,085
Extraction Oil & Gas, Inc.*	6,123	272,412
Gevo, Inc.*	44,747	272,509
Kosmos Energy Ltd. (Ghana)*	97,004	224,079
Magnolia Oil & Gas Corp., Class A*	34,631	484,834
Matador Resources Co.	26,095	806,335
Murphy Oil Corp.	34,504	749,082
Oasis Petroleum, Inc.	4,777	438,099
Ovintiv, Inc.	62,053	1,592,280
PBF Energy, Inc., Class A*	22,856	209,590
PDC Energy, Inc.	23,611	933,815

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Range Resources Corp.*	61,711	939,859
Renewable Energy Group, Inc.*	11,333	694,146
SM Energy Co.	26,043	487,004
Southwestern Energy Co.*	154,500	727,695
Whiting Petroleum Corp.*	9,285	435,466

		15,081,260

Paper & Forest Products — 0.2%
Glatfelter Corp.	10,569	160,966
Mercer International, Inc. (Germany)	9,409	109,426
Neenah, Inc.	4,003	201,231
Resolute Forest Products, Inc.	18,804	224,520
Schweitzer-Mauduit International, Inc.	7,466	293,638

		989,781

Personal Products — 0.5%
Edgewell Personal Care Co.	12,926	531,000
elf Beauty, Inc.*	9,212	254,343
Inter Parfums, Inc.	4,215	324,007
Medifast, Inc.	2,792	797,144
USANA Health Sciences, Inc.*	2,740	261,040

		2,167,534

Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.*	10,284	153,540
Aerie Pharmaceuticals, Inc.*	11,148	175,915
Amneal Pharmaceuticals, Inc.*	27,220	134,195
Arvinas, Inc.*	7,800	788,580
Atea Pharmaceuticals, Inc.*	2,950	73,868
Cassava Sciences, Inc.*	8,751	608,457
Corcept Therapeutics, Inc.*	24,954	518,295
Edgewise Therapeutics, Inc.*	2,692	47,137
Endo International plc*	55,457	280,612
Innoviva, Inc.*	14,945	211,920
Intra-Cellular Therapies, Inc.*	16,988	583,198
Nektar Therapeutics*	43,339	684,323
NGM Biopharmaceuticals, Inc.*	5,673	115,672
Nuvation Bio, Inc.*	15,001	129,609
Phathom Pharmaceuticals, Inc.*	3,130	100,473
Pliant Therapeutics, Inc.*	2,216	44,763
Relmada Therapeutics, Inc.*	3,357	87,282
Revance Therapeutics, Inc.*	15,810	459,755
Supernus Pharmaceuticals, Inc.*	12,601	331,784
Theravance Biopharma, Inc.*	12,100	157,058
Zogenix, Inc.*	13,269	215,091

		5,901,527

Professional Services — 1.3%
CBIZ, Inc.*	12,637	408,681
Exponent, Inc.	12,394	1,327,273
Forrester Research, Inc.*	2,638	123,590
Huron Consulting Group, Inc.*	5,366	263,632
ICF International, Inc.	4,029	368,936
Kelly Services, Inc., Class A*	7,962	174,527
Korn Ferry	12,836	882,347
ManTech International Corp., Class A	6,515	569,802
Skillsoft Corp.*(a)	16,405	142,723
TrueBlue, Inc.*	8,435	229,348
Upwork, Inc.*	21,888	1,133,579

		5,624,438

Real Estate Management & Development — 0.5%
Forestar Group, Inc.*	3,971	81,286
Kennedy-Wilson Holdings, Inc.	29,110	587,731
Marcus & Millichap, Inc.*	5,736	228,235
Newmark Group, Inc., Class A	38,777	499,448
RE/MAX Holdings, Inc., Class A	4,492	154,076
Realogy Holdings Corp.*	27,676	490,419
St. Joe Co. (The)	7,420	335,903

		2,377,098

Road & Rail — 0.6%
Heartland Express, Inc.	11,591	197,395
Marten Transport Ltd.	13,967	220,958
Saia, Inc.*	6,256	1,413,856
Schneider National, Inc., Class B	8,765	196,686
Werner Enterprises, Inc.	13,562	619,919

		2,648,814

Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A*	2,461	228,529
Ambarella, Inc.*	8,617	848,688
Amkor Technology, Inc.	25,541	629,330
Diodes, Inc.*	10,077	826,314
FormFactor, Inc.*	18,450	687,447
Ichor Holdings Ltd.*	6,674	344,178
Kulicke & Soffa Industries, Inc. (Singapore)	14,748	801,701
MACOM Technology Solutions Holdings, Inc.*	11,102	685,215
MaxLinear, Inc.*	16,304	786,342
Onto Innovation, Inc.*	11,659	817,063
Power Integrations, Inc.	14,417	1,398,305
Rambus, Inc.*	26,740	632,668
Semtech Corp.*	15,434	955,519
SiTime Corp.*	2,998	406,649
SunPower Corp.*	19,272	477,368
Ultra Clean Holdings, Inc.*	10,411	562,298
Veeco Instruments, Inc.*	11,931	276,799

		11,364,413

Software — 7.4%
8x8, Inc.*	26,122	667,678
Alarm.com Holdings, Inc.*	10,760	895,447
Altair Engineering, Inc., Class A*	10,868	758,152
Appfolio, Inc., Class A*	4,181	592,030
Appian Corp.*(a)	9,352	1,088,853
Asana, Inc., Class A*	6,542	464,875
Avaya Holdings Corp.*	18,094	438,237
Bottomline Technologies DE, Inc.*	9,349	377,326
Box, Inc., Class A*	33,210	794,383
BTRS Holdings, Inc.*	15,293	179,081
Cerence, Inc.*	8,992	966,730
Cloudera, Inc.*	53,115	842,935
Cornerstone OnDemand, Inc.*	14,796	709,320
E2open Parent Holdings, Inc.*(a)	29,792	299,410
Ebix, Inc.	5,590	168,930
Envestnet, Inc.*	12,940	973,476
Everbridge, Inc.*	8,955	1,264,625
Ideanomics, Inc.*(a)	71,882	170,360
InterDigital, Inc.	7,311	481,722
LivePerson, Inc.*	15,242	970,763
Medallia, Inc.*	20,540	695,690
MicroStrategy, Inc., Class A*	1,850	1,158,119
Mimecast Ltd.*	14,098	783,144
Momentive Global, Inc.*	29,080	610,680
ON24, Inc.*(a)	2,095	76,509
PagerDuty, Inc.*	13,902	564,282
Ping Identity Holding Corp.*	8,775	193,664
Progress Software Corp.	10,458	476,780

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
PROS Holdings, Inc.*	9,471	411,231
Q2 Holdings, Inc.*	12,579	1,299,537
Qualys, Inc.*	8,001	812,582
Rapid7, Inc.*	13,103	1,490,466
Riot Blockchain, Inc.*(a)	20,001	659,033
SailPoint Technologies Holding, Inc.*	21,943	1,096,931
Sprout Social, Inc., Class A*	6,768	601,269
SPS Commerce, Inc.*	8,525	928,799
Sumo Logic, Inc.*	3,785	78,160
Telos Corp.*	5,869	164,449
Tenable Holdings, Inc.*	16,313	698,196
Teradata Corp.*	26,055	1,293,891
Varonis Systems, Inc.*	25,236	1,544,443
Vonage Holdings Corp.*	56,173	801,027
Workiva, Inc.*	10,036	1,302,372
Xperi Holding Corp.	24,940	518,004
Yext, Inc.*	23,682	308,576
Zuora, Inc., Class A*	25,121	434,342

		32,106,509

Specialty Retail — 3.3%
Aaron’s Co., Inc. (The)	8,119	234,396
Abercrombie & Fitch Co., Class A*	14,720	556,563
Academy Sports & Outdoors, Inc.*	9,380	347,529
Arko Corp.*	15,382	127,671
Asbury Automotive Group, Inc.*	4,595	944,089
Bed Bath & Beyond, Inc.*	25,346	723,375
Blink Charging Co.*(a)	7,283	251,482
Boot Barn Holdings, Inc.*	6,953	600,878
Buckle, Inc. (The)	6,866	288,921
Camping World Holdings, Inc., Class A	9,372	368,882
Children’s Place, Inc. (The)*	3,486	293,974
Citi Trends, Inc.*	2,236	178,321
Designer Brands, Inc., Class A*	14,091	205,306
Dick’s Sporting Goods, Inc.	15,582	1,622,709
Group 1 Automotive, Inc.	4,057	704,863
GrowGeneration Corp.*	12,169	494,913
Guess?, Inc.	9,104	203,201
Monro, Inc.	7,962	461,796
Murphy USA, Inc.	5,949	877,537
National Vision Holdings, Inc.*	19,358	1,044,945
ODP Corp. (The)*	12,725	602,274
Rent-A-Center, Inc.	14,184	811,609
Sally Beauty Holdings, Inc.*	26,852	508,040
Signet Jewelers Ltd.	12,450	801,033
Sleep Number Corp.*	5,817	577,105
Sonic Automotive, Inc., Class A	5,553	302,916
Zumiez, Inc.*	5,020	219,123

		14,353,451

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.*	29,729	818,737
Corsair Gaming, Inc.*(a)	5,041	147,147
NCR Corp.*	31,118	1,381,639
Super Micro Computer, Inc.*	10,090	383,823

		2,731,346

Textiles, Apparel & Luxury Goods — 0.6%
G-III Apparel Group Ltd.*	10,351	309,081
Kontoor Brands, Inc.	11,232	622,028
Levi Strauss & Co., Class A	19,790	544,621
Oxford Industries, Inc.	4,016	349,111
PLBY Group, Inc.*	4,853	136,758
Steven Madden Ltd.	18,298	802,001

		2,763,600

Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.*	12,251	586,210
Capitol Federal Financial, Inc.	30,685	340,297
Columbia Financial, Inc.*	10,846	195,662
Flagstar Bancorp, Inc.	11,283	516,310
Kearny Financial Corp.	16,203	194,922
Merchants Bancorp	3,828	140,258
Meridian Bancorp, Inc.	12,470	238,302
Mr. Cooper Group, Inc.*	16,178	601,498
NMI Holdings, Inc., Class A*	20,345	447,997
Northfield Bancorp, Inc.	10,974	180,522
Northwest Bancshares, Inc.	30,253	402,667
PennyMac Financial Services, Inc.	9,043	568,714
Provident Financial Services, Inc.	17,238	372,341
Rocket Cos., Inc., Class A(a)	32,443	559,317
TrustCo Bank Corp.	4,582	154,093
Walker & Dunlop, Inc.	7,026	727,051
Washington Federal, Inc.	17,214	555,496
WSFS Financial Corp.	11,295	494,495

		7,276,152

Tobacco — 0.1%
Turning Point Brands, Inc.	2,813	149,145
Universal Corp.	5,828	303,989

		453,134

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	9,240	828,828
Boise Cascade Co.	9,349	478,201
Global Industrial Co.	3,765	148,793
GMS, Inc.*	10,183	500,291
H&E Equipment Services, Inc.	7,554	257,063
Herc Holdings, Inc.*	5,910	733,076
McGrath RentCorp	5,760	451,699
NOW, Inc.*	26,206	258,653
Rush Enterprises, Inc., Class A	10,206	479,580
Triton International Ltd. (Bermuda)	15,859	837,197
WESCO International, Inc.*	10,494	1,117,086

		6,090,467

Water Utilities — 0.5%
American States Water Co.	8,775	775,008
California Water Service Group	12,081	757,237
SJW Group	6,511	448,803

		1,981,048

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	11,875	626,881

TOTAL COMMON STOCKS (Cost $416,534,630)		426,182,819

SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $7,094,776)	7,094,776	7,094,776

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $7,723,461)	7,723,461	7,723,461

TOTAL SHORT-TERM INVESTMENTS (COST $14,818,237)		14,818,237

Total Investments — 101.6% (Cost $431,352,867)		441,001,056
Liabilities in Excess of Other Assets — (1.6)%		(7,021,421)

Net Assets — 100.0%		433,979,635

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $7,479,555.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	67	09/2021	USD	7,442,695	(258,464)

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$441,001,056	$—	$—	$441,001,056

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(258,464)	$—	$—	$(258,464)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at November 16, 2020 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	$—	$16,252,698	$9,157,922	$—	$—	$7,094,776	7,094,776	$487	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	—	41,392,419	33,668,958	—	—	7,723,461	7,723,461	544	—

Total	$—	$57,645,117	$42,826,880	$—	$—	$14,818,237		$1,031	$—

(a)	Commencement of operations was November 16, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.